Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2016	$ 12
2017	12
2018	0
2019	0
2020	0
Thereafter	9,534
Total	$ 9,558	$ 11,163